INTANGIBLE ASSETS - Goodwill (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 3,816,000,000
Currency translation	155,000,000
Goodwill at end of period	3,971,000,000
Impairment loss recognised in profit or loss, goodwill	0	$ 0
Russia
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	2,018,000,000
Currency translation	204,000,000
Goodwill at end of period	2,222,000,000
Algeria
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	1,176,000,000
Currency translation	(4,000,000)
Goodwill at end of period	1,172,000,000
Pakistan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	371,000,000
Currency translation	(46,000,000)
Goodwill at end of period	325,000,000
Kazakhstan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	153,000,000
Currency translation	2,000,000
Goodwill at end of period	155,000,000
Kyrgyzstan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	54,000,000
Currency translation	0
Goodwill at end of period	54,000,000
Uzbekistan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	44,000,000
Currency translation	(1,000,000)
Goodwill at end of period	$ 43,000,000